EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of reconciliation for calculation of basic and diluted earnings per share [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Net loss from continuing operations after income taxes	(3,756,729)	(51,439)	(3,223,468)
Net loss from discontinued operations after income taxes	(212,813)	(22,965)	(81,817)
Net loss	(3,969,542)	(74,404)	(3,305,285)
Weighted average number of common shares outstanding	119,794,951	120,047,814	120,047,814
Dilutive effect of warrants and stock options outstanding	793,093	2,833,093	2,833,093
Diluted weighted average number of common shares outstanding	120,588,044	122,880,907	122,880,907
Basic and diluted loss per share, continuing operations	(0.03)	(0.00)	(0.03)
Basic and diluted loss per share, discontinued operations	(0.00)	(0.00)	(0.00)
Basic and diluted loss per share	(0.03)	(0.00)	(0.03)